Litigation And Contingencies (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Loss Contingency [Abstract]
Reserve for environmental matters	$ 119
Accrued environmental loss contingencies, non-current	78
Guarantees	$ 433	$ 379